SCHEDULE OF NET REVENUE BY GEOGRAPHIC LOCATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total Revenues	$ 3,668,926
Stand Flagpoles [Member]
Total Revenues	3,668,926
Stand Flagpoles [Member] | UNITED STATES
Total Revenues	3,667,176
Stand Flagpoles [Member] | Rest Of The World [Member]
Total Revenues	$ 1,750